Derivative financial instruments - Summary of derivative financial instruments by index (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	R$ 547,269,601	R$ 733,048,921
Assets, fair value	10,943,714	7,559,433
Liabilities, notional amount	451,909,618	668,901,580
Liabilities, fair value	(11,908,183)	(7,819,364)
Net, fair value	(964,469)	(259,931)
Swap Contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	(2,561,327)	(870,393)
Swap Contracts | Interest
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	75,207,636	6,143,671
Liabilities, fair value	(2,461,848)	(870,393)
Swap Contracts | Foreign exchange
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	5,888,850	0
Liabilities, fair value	(28,509)	0
Swap Contracts | Share
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	1,424,205	0
Liabilities, fair value	(70,970)	0
Forward Contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	(1,057,426)	(200,272)
Forward Contracts | Interest
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	906,302	32,944
Liabilities, fair value	(906,302)	(32,944)
Forward Contracts | Foreign exchange
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	42,367,576	3,002,067
Liabilities, fair value	(139,642)	(167,328)
Forward Contracts | Share
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	11,482	0
Liabilities, fair value	(11,482)	0
Forward Contracts | Commodities
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	1,682,737	0
Liabilities, fair value	0	0
Others | Interest
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	84,184	0
Liabilities, fair value	(19,665)	0
Swap Contracts
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	75,380,631	5,578,227
Assets, fair value	2,577,311	777,816
Liabilities, notional amount	82,520,691	6,143,671
Liabilities, fair value	(2,561,327)	(870,393)
Swap Contracts | Interest
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	66,123,491	5,014,934
Assets, fair value	1,799,953	776,215
Swap Contracts | Foreign exchange
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	1,978,886	563,293
Assets, fair value	16,013	1,601
Swap Contracts | Share
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	7,278,254	0
Assets, fair value	761,345	0
Forward Contracts
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	88,107,328	2,905,411
Assets, fair value	1,601,167	456,724
Liabilities, notional amount	44,968,097	3,035,011
Liabilities, fair value	(1,057,426)	(200,272)
Forward Contracts | Interest
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	906,295	32,952
Assets, fair value	906,295	32,952
Forward Contracts | Foreign exchange
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	81,544,253	2,546,940
Assets, fair value	282,775	98,253
Forward Contracts | Share
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	4,603,031	325,519
Assets, fair value	412,097	325,519
Forward Contracts | Commodities
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	1,053,749	0
Assets, fair value	0	0
Future Contracts
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	11,932,285	43,100,609
Assets, fair value	194,911	26,535
Liabilities, notional amount	13,041,450	44,981,642
Liabilities, fair value	(157,710)	(13,221)
Future Contracts | Interest | Purchase commitments
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	11,629,715	43,100,609
Assets, fair value	0	26,535
Future Contracts | Interest | Commitments to sell
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	12,188,922	44,981,642
Assets, fair value	(157,710)	(13,221)
Future Contracts | Foreign exchange | Purchase commitments
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	155,487	0
Assets, fair value	194,911	0
Future Contracts | Foreign exchange | Commitments to sell
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	705,334	0
Assets, fair value	0	0
Future Contracts | Share | Purchase commitments
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	147,083	0
Assets, fair value	0	0
Future Contracts | Share | Commitments to sell
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	147,083	0
Assets, fair value	0	0
Future Contracts | Commodities | Commitments to sell
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	111	0
Assets, fair value	0	0
Options
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	371,849,357	681,464,674
Assets, fair value	6,570,325	6,298,358
Liabilities, notional amount	311,295,196	614,741,256
Liabilities, fair value	(8,112,055)	(6,735,478)
Options | Interest | Purchase commitments
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	272,987,997	675,637,469
Assets, fair value	1,160,526	5,223,851
Options | Interest | Commitments to sell
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	272,383,162	605,512,143
Assets, fair value	(2,129,996)	(5,789,650)
Options | Foreign exchange | Purchase commitments
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	25,973,934	0
Assets, fair value	2,248,675	0
Options | Foreign exchange | Commitments to sell
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	24,541,428	0
Assets, fair value	(3,080,095)	0
Options | Share | Purchase commitments
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	72,883,420	5,827,205
Assets, fair value	3,146,174	1,074,507
Options | Share | Commitments to sell
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	13,690,202	9,229,113
Assets, fair value	(2,788,089)	(945,828)
Options | Commodities | Purchase commitments
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	4,006	0
Assets, fair value	14,950	0
Options | Commodities | Commitments to sell
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	680,404	0
Assets, fair value	R$ (113,875)	R$ 0